Condensed Consolidated Guarantor and Non-Guarantor Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net income (loss) attributable to Navistar International Corporation	$ (2,769)	$ 84	$ (172)	$ (153)	$ 255	[1]	$ 1,400	[1]	$ 74	$ (6)	$ (3,010)	$ 1,723	$ 223
Other comprehensive income (loss):
Foreign currency translation adjustment											(125)	(19)	22
Defined benefit plans											(256)	(729)	472
Total other comprehensive income (loss)											(381)	(748)	494
Total comprehensive income (loss) attributable to Navistar International Corporation											(3,391)	975	717
Parent Company
Net income (loss) attributable to Navistar International Corporation											(3,010)	1,723	223
Other comprehensive income (loss):
Foreign currency translation adjustment											(125)	(19)	22
Defined benefit plans											(256)	(729)	472
Total other comprehensive income (loss)											(381)	(748)	494
Total comprehensive income (loss) attributable to Navistar International Corporation											(3,391)	975	717
Guarantor Subsidiaries
Net income (loss) attributable to Navistar International Corporation											(3,100)	1,647	62
Other comprehensive income (loss):
Foreign currency translation adjustment											0	0	0
Defined benefit plans											(225)	(725)	511
Total other comprehensive income (loss)											(225)	(725)	511
Total comprehensive income (loss) attributable to Navistar International Corporation											(3,325)	922	573
Non-Guarantor Subsidiaries
Net income (loss) attributable to Navistar International Corporation											668	600	1,133
Other comprehensive income (loss):
Foreign currency translation adjustment											(125)	(11)	22
Defined benefit plans											(31)	(4)	(39)
Total other comprehensive income (loss)											(156)	(15)	(17)
Total comprehensive income (loss) attributable to Navistar International Corporation											512	585	1,116
Consolidation, Eliminations
Net income (loss) attributable to Navistar International Corporation											2,432	(2,247)	(1,195)
Other comprehensive income (loss):
Foreign currency translation adjustment											125	11	(22)
Defined benefit plans											256	729	(472)
Total other comprehensive income (loss)											381	740	(494)
Total comprehensive income (loss) attributable to Navistar International Corporation											$ 2,813	$ (1,507)	$ (1,689)

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.